--------------------------------------------------------------------------------
A Message To Shareholders                      [ARTWORK APPEARS HERE]
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

The six-month period ending February 1998 has been an extremely challenging period for developing Asian economies and financial markets. The "financial crisis" which has gripped Asia since the July 1997 devaluation of Thailand's currency has caused markets and currencies to fall across the region. Economic growth has slowed significantly in most economies and a difficult period of restructuring and recovery lies ahead. We remain convinced the dynamic societies of developing Asia will meet the challenges they face and the long-term economic and investment potential of the region is intact.

In the last twenty years, many of the countries of Asia have made enormous strides towards adopting the principles of free and open economies that have long dominated Western economic theory. The adoption of these principles has led to more open trading relationships both within Asia and with the rest of the world. Financial markets from Korea to Thailand have significantly opened to foreign investment. While this progress is commendable, it has not been uniform. The uneven nature of developing Asia's transition to open economies and financial markets has been a root cause of the financial crisis. For example, the maintenance of quasi-fixed exchange rates between Asian currencies and the US Dollar has been an unnecessary anomaly in the general trend toward open markets. Similarly, the very gradualist approach to deregulation in the Korean economy and financial system has, with hindsight, caused short-term distortions in the market that have hindered Korea's development. The rapid adoption of additional free market principles is essential to developing Asia's future.

We are encouraged that the response of most Asian leadership to the recent turmoil has been to accelerate deregulation and adopt bold new agendas to hasten the movement towards open markets. With the continuance of this trend, the prospects for the recovery of both economic growth and financial markets are very bright. Innovative new leadership has taken office in China, Korea and Thailand. Hong Kong remains a beacon of free market principles not only for Asia but also for the entire world, despite the return to Chinese sovereignty. We remain concerned about the leadership of Malaysia and especially Indonesia, where narrow political interests continue to dominate policy decisions. The next business cycle in developing Asia should see slower but more lasting and profitable growth with companies operating in a more open and competitive environment.

Our four funds, including our new Matthews Dragon Century China Fund, offer long-term investors unique opportunities to participate in the future of this vast and dynamic environment. We greatly appreciate your support and welcome your comments and suggestions.

Sincerely,

/s/ G. Paul Matthews

G. PAUL MATTHEWS - PRESIDENT,           [PHOTO OF G. PAUL MATTHEWS APPEARS HERE]
   CHIEF INVESTMENT OFFICER

/s/ Mark W. Headley

MARK W. HEADLEY - MANAGING DIRECTOR,    [PHOTO OF MARK W. HEADLEY APPEARS HERE]
      PORTFOLIO MANAGER

--------------------------------------------------------------------------------
Portfolio Managers' Comments
--------------------------------------------------------------------------------

[ARTWORK APPEARS HERE]
================================================================================

MATTHEWS PACIFIC TIGER FUND                   G. PAUL MATTHEWS, MARK W. HEADLEY

The Matthews Pacific Tiger Fund maintained its investment mandate as a fully-invested, diversified portfolio throughout the market turmoil of the last six months. The Fund does not attempt to time markets, but rather seeks to identify superior long-term investment opportunities in developing Asia's most attractive companies. Regular on-site company visits and direct research across the region, combined with our many years of experience investing and living in Asia, underlie this investment approach. In industry jargon, our methodology is best described as bottom-up, growth-at-a-reasonable price investing.

As markets and currencies collapsed over a period of several months, we remained convinced that the long-term potential of the securities owned by the Fund would not be diminished. While strategic changes were made, the Fund has not moved into either cash or highly defensive stocks. The Fund remains concentrated in a portfolio of approximately 50 companies which we believe offer both significant growth potential and financial stability. These companies are well diversified across both countries and industries. The property sector is the only area in which the Fund has virtually no exposure, as we remain very wary of the high prices of property found in many areas of the region. We are optimistic that many of the companies in which the Fund holds positions will be beneficiaries of the profound changes that are now sweeping through Asia's developing economies.


[ARTWORK APPEARS HERE]
================================================================================

MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND                     G. PAUL MATTHEWS

The Matthews Asian Convertible Securities fund invests primarily in US Dollar denominated convertible bonds issued by Asian ex-Japan corporations. The portfolio is broadly diversified both by country of issue and by industry. During the six month period ending February 28th these securities were adversely impacted by the "financial crisis" in Asia but they did not decline as much as the underlying equity markets. The "hybrid" nature of convertible bonds means that during such periods of equity market weakness they fall to levels which are considered attractive to pure bond investors, providing a degree of protection that is not present in pure equity investments. Furthermore, because the majority of the convertibles in which the fund invests are denominated in US Dollars, they have provided some protection against the general weakness in many Asian currencies that has been a feature of the current fiscal period.

The portfolio has been increasing its exposure to convertible bonds issued by Mainland Chinese corporations, all of which are convertible into securities listed on the Hong Kong stock exchange. Such issues now represent approximately 15% of the portfolio.

--------------------------------------------------------------------------------
Portfolio Manager's Comments
--------------------------------------------------------------------------------

[ARTWORK APPEARS HERE]
================================================================================

MATTHEWS KOREA FUND                                            G. PAUL MATTHEWS

The Matthews Korea Fund invests in a broad range of Korean equities listed on the domestic Korean stock exchanges. The portfolio consists of approximately 50 Korean companies, including some of the largest capitalization blue chips and a range of smaller companies. The portfolio is generally unhedged, and is therefore exposed to both the potential movement of the Korean currency and to fluctuations in the Korean stock market.

The six months ending February 1998 saw an extreme fluctuation in the value of both the Korean stock market and the exchange rate of the Korean won. During this period the Korean won fell by 44.7% against the US Dollar and the stock market declined by 19.6% in local currency terms. The worst of the decline occurred in the final weeks of 1997. This was due to uncertainties relating to IMF's involvement in restoring international confidence in Korea's financial system and to a change in the political leadership causing severe weakness in Korean financial assets.

Since the beginning of 1998 a more stable currency and an improving trade account have allowed the Korean market to rally strongly from its lows. As newly-elect President Kim Dae Jung has acknowledged, this will be a very difficult year for the Korean economy. However, as Korea continues to deregulate while maintaining the financial disciplines imposed by the IMF, the prospects for recovery should be increasingly bright.


[ARTWORK APPEARS HERE]
================================================================================

MATTHEWS DRAGON CENTURY CHINA FUND            G. PAUL MATTHEWS, MARK W. HEADLEY

The Matthews Dragon Century China Fund was launched on February 19, 1998 with a mandate to invest in Chinese companies and those companies based in Hong Kong with predominately Chinese businesses. The Fund follows the same growth-at-a-reasonable-price discipline as our more diversified Pacific Tiger Fund. The companies screened for investment include: the "B" shares available for foreign investment on both the Shanghai and Shenzhen stock exchanges in China; the "H" shares of Mainland Chinese companies listed in Hong Kong; and those Hong Kong companies which are predominately doing business in China, commonly known as the "Red Chips".

China has demonstrated an ability to reform its economy and open itself to market forces which few observers thought possible only a few years ago. The carefully selected securities found in the Fund should benefit over time from the continued trends of better physical and legal infrastructure, a growing middle class and strong economic growth.

Please review the prospectus carefully before investing as it explains the inherent risks in global investing, such as currency fluctuation, market illiquidity, economic and political risks. The Matthews International Funds are distributed by FPS Broker Services Inc., P.O. Box 61503, King of Prussia,
PA 19403-0903. Must be preceded or accompanied by a prospectus. DFU 5/98

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - SCHEDULE OF INVESTMENTS FEBRUARY 28, 1998
                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Value of Investment in Securities as of February 28,
1998

                                      MATTHEWS             MATTHEWS
                           MATTHEWS     ASIAN               DRAGON
                           PACIFIC   CONVERTIBLE MATTHEWS  CENTURY
                            TIGER    SECURITIES   KOREA     CHINA
                             FUND       FUND       FUND      FUND
                           --------  ----------- --------  --------
EQUITIES
 Agricultural Equipment      0.87 %     0.00 %     0.00 %    0.00 %
 Airlines                    2.70       0.00       0.00      0.00
 Automotive                  1.39       0.00       1.66      6.14
 Automotive Parts            0.00       0.00       1.45      0.00
 Banking                     7.53       0.00       1.57      0.00
 Chemical                    0.00       0.00       5.57      0.00
 Commercial & Industrial     3.16       0.67       9.32      0.00
 Communications              0.00       0.00       1.82      0.00
 Conglomerate                8.16       0.00       0.00     17.17
 Construction                0.00       0.38       0.00      0.00
 Consumer                    1.34       0.00       0.00      3.65
 Electrical                  3.06       0.00       9.77      0.00
 Electronics                12.66       0.00      18.64      0.00
 Financial                   4.18       0.00       4.50      0.00
 Food                        1.22       0.00       0.00      0.00
 Food & Beverages            6.07       0.00       5.33      6.90
 Gaming                      1.87       0.00       0.00      0.00
 Hotels                      0.74       0.00       0.00      3.98
 Hotels/Leisure              0.99       0.00       0.00      0.00
 Hotels/Tourism              0.00       0.00       0.00      2.18
 Industrial                  0.00       3.18       1.02      5.87
 Infrastructure              0.00       0.00       0.00     10.15
 Insurance                   2.63       0.00       3.08      0.00
 Machinery & Equipment       1.74       0.00       0.00      0.00
 Manufacturing               4.24       0.00       0.00     10.45
 Media                       2.32       0.00       0.00      0.00
 Networking Products         0.00       0.00       0.53      0.00
 Paper Products              0.00       0.00       2.21      0.00
 Petro-Chemical              0.00       0.00       4.98      0.00
 Pharmaceutical              0.00       0.00       2.70      0.00
 Property                    0.00       0.00       0.00      1.37
 Retail                      0.82       0.00       0.00      0.00
 Road Construction           0.00       0.08       0.00      0.00
 Rubber Manufacturer         0.00       0.00       1.08      0.00
 Service                     2.28       0.00       2.08      0.00
 Shipping                    0.54       0.00       0.00      0.00
 Shipping & Steel            0.00       0.00       5.92      0.00
 Software                    4.45       0.00       0.00      5.74
 Technology                  1.49       0.00       0.00      2.41
 Telecommunications          8.98       0.00       0.16     10.78

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - SCHEDULE OF INVESTMENTS FEBRUARY 28, 1998
                               (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


MARKET SECTOR DIVERSIFICATION (CONTINUED)
As a Percentage of Total Value of Investment in Securities as of February 28,
1998

                                       MATTHEWS             MATTHEWS
                            MATTHEWS     ASIAN               DRAGON
                            PACIFIC   CONVERTIBLE MATTHEWS  CENTURY
                             TIGER    SECURITIES   KOREA     CHINA
                              FUND       FUND       FUND      FUND
                            --------  ----------- --------  --------
EQUITIES (continued)
 Trading                       3.42       0.00       0.00      0.00
 Transportation                0.00       0.00       2.42      0.72
 Utility                      10.80       0.00       7.95     12.49
 Wholesale                     0.00       0.00       1.90      0.00
 Wholesale & Retail Trade      0.00       0.00       4.13      0.00
                             ------     ------     ------    ------
    Total Equities            99.65       4.31      99.79    100.00
BONDS
 Automotive                    0.00       3.29       0.00      0.00
 Banking                       0.35       3.31       0.00      0.00
 Basic Industry                0.00       3.92       0.00      0.00
 Commercial & Industrial       0.00       9.86       0.00      0.00
 Conglomerate                  0.00       5.42       0.00      0.00
 Department Stores             0.00       0.42       0.00      0.00
 Electrical                    0.00       9.63       0.00      0.00
 Electrical Appliance          0.00       2.23       0.00      0.00
 Electronics                   0.00      11.10       0.21      0.00
 Hotels                        0.00       7.96       0.00      0.00
 Industrial                    0.00       3.22       0.00      0.00
 Infrastructure                0.00       5.92       0.00      0.00
 Petro-Chemical                0.00       6.54       0.00      0.00
 Plastics                      0.00       2.22       0.00      0.00
 Property                      0.00       5.68       0.00      0.00
 Retail                        0.00       4.14       0.00      0.00
 Transportation                0.00       2.77       0.00      0.00
 Utility                       0.00       8.06       0.00      0.00
                             ------     ------     ------    ------
    Total Bonds                0.35      95.69       0.21      0.00
                             ------     ------     ------    ------
TOTAL INVESTMENTS            100.00 %   100.00 %   100.00 %  100.00 %
                             ======     ======     ======    ======

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - SCHEDULE OF INVESTMENTS FEBRUARY 28, 1998
                               (UNAUDITED)
--------------------------------------------------------------------------------
                                                     MATTHEWS PACIFIC TIGER FUND
--------------------------------------------------------------------------------

                                                           SHARES      VALUE
                                                          --------- -----------
EQUITIES - 95.80%***
HONG KONG - 49.38%
Asia Satellite Telecommunications Holdings, Ltd. ADR         64,000 $ 1,168,000
ASM Pacific Technology, Ltd.                              1,030,000     811,497
Cathay Pacific Airways                                    2,011,000   1,727,243
China Resources Enterprise, Ltd.                            868,000   1,894,637
China Telecom (Hong Kong), Ltd.**                           896,800   1,627,390
China Travel International Investment Hong Kong, Ltd.     2,154,000     632,917
Citic Pacific, Ltd.                                         388,000   1,503,393
Dickson Concepts International, Ltd.**                      305,000     527,867
Founder Hong Kong, Ltd.**                                 3,702,954   2,845,673
Guangdong Electric Power Development Co., Ltd. B Shares   1,347,830     814,706
Guangdong Kelon Electric Holding                          1,614,000   1,803,181
Guangnan Holdings                                         2,074,000   1,473,300
Guangzhou Pharmaceutical Co., Ltd.**                      5,782,000     836,403
Hong Kong Telecommunications, Ltd.                          688,707   1,449,912
HSBC Holdings PLC                                            92,408   2,673,482
Huaneng Power International, Inc. ADR**                      49,000   1,206,625
Li & Fung, Ltd.                                           1,162,000   1,755,948
Nanjing Posts & Telecommunications Equipment Co., Ltd. B
 Shares**                                                 1,500,000     588,958
National Mutual Asia, Ltd.                                1,888,000   1,682,561
Peregrine Investments Holdings, Ltd.                      1,097,000           0
Qingling Motors Co.**                                     2,230,000     892,866
Shanghai Industrial Holdings, Ltd.                          421,000   1,827,010
Shanghai New Asia Group Co., Ltd. B Shares                1,800,000     475,200
Vitasoy International Holdings, Ltd.                      4,804,000   1,752,835
Wuxi Little Swan Co., Ltd. B Shares                         752,000     912,989
                                                                    -----------
TOTAL HONG KONG                                                      32,884,593
                                                                    -----------
INDONESIA - 0.68%
PT Modern Photo Film Co.                                  2,554,000     432,880
PT Tempo Scan Pacific                                       295,000      21,666
                                                                    -----------
TOTAL INDONESIA                                                         454,546
                                                                    -----------
MALAYSIA - 4.03%
Berjaya Sports Toto Berhad                                  426,000   1,193,957
Public Bank Berhad                                                3           2
Star Publications (Malaysia)                                821,000   1,485,616
                                                                    -----------
TOTAL MALAYSIA                                                        2,679,575
                                                                    -----------
PHILIPPINES - 6.83%
Manila Electric Co. B Shares                                347,980   1,037,833
Philippine Long Distance Telephone Co.                       76,900   2,071,863
RFM Corp.                                                 4,950,000     781,577
San Miguel Corp. B Shares                                   398,000     658,344
                                                                    -----------
TOTAL PHILIPPINES                                                     4,549,617
                                                                    -----------
SINGAPORE - 9.13%
Avimo Group, Ltd.                                         1,096,000   1,629,449
Electronic Resources, Ltd.                                  857,000     988,634
Osprey Maritime, Ltd.                                       717,000     347,218

                                                          SHARES       VALUE
                                                        ----------- -----------
Oversea-Chinese Banking Corp., Ltd.                         170,000 $ 1,012,021
Sunright, Ltd.                                              856,000     712,887
Venture Manufacturing (Singapore), Ltd.                     363,000   1,388,390
                                                                    -----------
TOTAL SINGAPORE                                                       6,078,599
                                                                    -----------
SOUTH KOREA - 15.29%
Dae Duck Electronics Co.**                                   24,760   1,955,933
Hana Bank                                                   166,700     949,363
Korea Electric Power Corp.**                                102,740   1,371,544
LG Cable & Machinery**                                      105,160     495,855
Mirae Co.                                                     7,060     955,456
S1 Corp.**                                                    9,500   1,460,195
Samsung Electronics Co.**                                    44,470   2,573,431
SK Telecom Co., Ltd.                                          1,215     416,794
                                                                    -----------
TOTAL SOUTH KOREA                                                    10,178,571
                                                                    -----------
THAILAND - 10.46%
Advanced Info Service Public Co., Ltd.                      256,000   1,948,212
Bangkok Bank Public Co., Ltd.                               426,000   1,452,946
Bank of Ayudhya Public Co., Ltd.                            321,000     201,090
Srithai Superware Public Co., Ltd.                        1,503,000     488,213
Thai Engine Manufacturing Public Co., Ltd.**                217,000     553,828
Thai Farmers Bank Public Co., Ltd.                          403,000   1,206,194
Tipco Asphalt Public Co., Ltd.                              500,000   1,084,686
Tipco Asphalt Public Co., Ltd. Warrants**                    30,600      31,949
                                                                    -----------
TOTAL THAILAND                                                        6,967,118
                                                                    -----------
TOTAL EQUITIES
 (Cost $67,516,015)                                                  63,792,619
                                                                    -----------
                                                        FACE AMOUNT
                                                        -----------
INTERNATIONAL DOLLAR BONDS
 (NOTE 1-A) - 0.34%
Bangkok Bank Public Co., Ltd.
 1.50%, 08/07/06                                         $ 250,000      226,875
                                                                    -----------
TOTAL INTERNATIONAL DOLLAR BONDS
 (Cost $216,532)                                                        226,875
                                                                    -----------
TOTAL INVESTMENTS - 96.14%
 (Cost $67,732,547*)                                                 64,019,494
                                                                    -----------
CASH AND OTHER ASSETS, LESS LIABILITIES - 3.86%                       2,571,416
                                                                    -----------
NET ASSETS - 100%                                                   $66,590,910
                                                                    ===========

  * Cost for Federal income tax purposes is $67,732,547 and net unrealized depreciation consists of:

   Gross unrealized appreciation................................. $  7,158,040
   Gross unrealized depreciation.................................  (10,871,093)
                                                                  ------------
     Net unrealized depreciation................................. $ (3,713,053)
                                                                  ============

 ** Non-income producing security
*** As a percentage of net assets as of February 28, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - SCHEDULE OF INVESTMENTS FEBRUARY 28, 1998
                               (UNAUDITED)
--------------------------------------------------------------------------------
                                      MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

                                                           SHARES    VALUE
                                                         ---------- --------
EQUITIES -  4.03%***
HONG KONG - 0.00%
Peregrine Investments Holdings, Ltd.                         64,000 $      0
Peregrine Investments Holdings, Ltd. Warrants**               1,400        0
                                                                    --------
TOTAL HONG KONG                                                            0
                                                                    --------
MALAYSIA - 0.36%
Renong Berhad Warrants**                                     40,000    6,313
United Engineers (Malaysia) Berhad                            8,624   10,466
                                                                    --------
TOTAL MALAYSIA                                                        16,779
                                                                    --------
SINGAPORE - 1.99%
Jardine Strategic Holdings, Ltd.                             32,768   93,389
                                                                    --------
THAILAND - 1.68%
Srithai Superware Public Co., Ltd.                           88,000   29,095
Tipco Asphalt Co., Ltd. Warrants**                            3,500    3,654
Ton Yi Industrial Corp.**                                    59,183   45,943
                                                                    --------
TOTAL THAILAND                                                        78,692
                                                                    --------
TOTAL EQUITIES
 (Cost $551,810)                                                     188,860
                                                                    --------
                                                            FACE
                                                           AMOUNT
                                                         ----------
INTERNATIONAL DOLLAR BONDS
 (NOTE 1-A) - 89.56%
HONG KONG - 38.45%
China Travel International Investment Overseas Finance,
 Ltd.
 4.250%, 11/18/98                                        $  150,000  148,500
Goldlion Capital (B.V.I.)
 4.875%, 02/01/99                                           150,000  127,500
Shangri-La Asia Capital, Ltd.
 2.875%, 12/16/00                                           180,000  144,900
Hong Kong & Shanghai Hotels Overseas Finance, Ltd.
 5.000%, 01/06/01                                           150,000  136,500
Paul Y. - ITC Construction Holdings, Ltd.
 5.000%, 02/03/01                                           140,000   93,800
Hong Kong Land Co.
 4.000%, 02/23/01                                           150,000  132,750
New World Infrastructure, Ltd.
 5.000%, 07/15/01                                           150,000  165,750
Qingling Motors, Ltd.(P)
 3.500%, 01/22/02                                           200,000  144,000
First Pacific Capital, Ltd.
 2.000%, 03/27/02                                           250,000  210,000
Zhenhai Refining & Chemical Co., Ltd.
 3.000%, 12/19/03                                           200,000  223,000
Huaneng Power International Public
 Co., Ltd.
 1.750%, 05/21/04                                           200,000  206,000

                                                        FACE AMOUNT   VALUE
                                                        ----------- ----------
Regal Hotels International Holdings, Ltd.
 5.250%, 12/13/08                                       $   95,000  $   67,450
                                                                    ----------
TOTAL HONG KONG                                                      1,800,150
                                                                    ----------
INDONESIA - 6.68%
Asia Pulp & Paper Global
 Finance V, Ltd.
 2.000%, 07/25/00                                          150,000     141,000
PT Indocement
 2.000%, 02/27/06                                          260,000     171,600
                                                                    ----------
TOTAL INDONESIA                                                        312,600
                                                                    ----------
PHILIPPINES - 10.24%
Metro Pacific Capital, Ltd.
 2.500%, 04/11/03                                           60,000      45,600
JG Summit (Cayman), Ltd.
 3.500%, 12/23/03                                           80,000      49,400
International Container Terminal Services, Inc.
 1.750%, 03/13/04                                          150,000     121,500
FDC Capital Cayman
 2.500%, 05/15/06                                           90,000      66,600
RFM Capital, Ltd.
 2.750%, 05/30/06                                           60,000      48,900
Philippine Long Distance Telephone Co.
 3.500%, 12/31/49                                          290,000     147,175
                                                                    ----------
TOTAL PHILIPPINES                                                      479,175
                                                                    ----------
SINGAPORE - 3.88%
Dairy Farm International Holdings, Ltd.
 6.500%, 05/10/49                                          200,000     181,500
                                                                    ----------
SOUTH KOREA - 12.27%
SK Corp.
 3.000%, 12/31/01                                        3,400,000      63,750
Samsung Display Devices Co.
 0.250%, 03/12/06                                          100,000      91,500
Samsung Electronics Co.
 0.250%, 12/31/06                                          160,000     164,400
Daewoo Corp.**
 0.000%, 12/31/07                                          100,000      89,000
LG Electronics, Inc.
 0.250%, 12/31/07                                          200,000     166,000
                                                                    ----------
TOTAL SOUTH KOREA                                                      574,650
                                                                    ----------
TAIWAN - 14.55%
Nan Ya Plastics Corp.
 1.750%, 07/19/01                                           80,000      97,200
Yageo Corp.
 1.250%, 07/24/03                                           80,000     154,000
Compal Electronics, Inc.(P)
 1.000%, 11/21/03                                          100,000     222,500

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - SCHEDULE OF INVESTMENTS FEBRUARY 28, 1998
                               (UNAUDITED)
--------------------------------------------------------------------------------
                                      MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND
--------------------------------------------------------------------------------

                                                          FACE AMOUNT   VALUE
                                                          ----------- ----------
Walsin Lihwa Corp.
 3.250%, 06/16/04                                         $  120,000  $   97,500
Acer Peripherals, Inc.
 1.250%, 11/27/06                                             80,000     110,000
                                                                      ----------
TOTAL TAIWAN                                                             681,200
                                                                      ----------
THAILAND - 3.49%
Robinson Department Store Public
 Co., Ltd.
 4.250%, 04/07/04                                             50,000      18,250
Bangkok Bank Public Co., Ltd.
 1.500%, 08/07/06                                            160,000     145,200
                                                                      ----------
TOTAL THAILAND                                                           163,450
                                                                      ----------
TOTAL INTERNATIONAL DOLLAR BONDS
 (Cost $4,594,339)                                                     4,192,725
                                                                      ----------
TOTAL INVESTMENTS - 93.59%
 (Cost $5,146,149*)                                                    4,381,585
                                                                      ----------
CASH AND OTHER ASSETS, LESS LIABILITIES - 6.41%                          300,138
                                                                      ----------
NET ASSETS - 100%                                                     $4,681,723
                                                                      ==========

  * Cost for Federal income tax purposes is $5,146,149 and net unrealized depreciation consists of:

   Gross unrealized appreciation................................... $  222,604
   Gross unrealized depreciation...................................   (987,168)
                                                                    ----------
     Net unrealized depreciation................................... $ (764,564)
                                                                    ==========

 ** Non-income producing security
 (P)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1998, the value of these securities amounted to $366,500 or 7.83% of net assets.
*** As a percentage of net assets as of February 28, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - SCHEDULE OF INVESTMENTS FEBRUARY 28, 1998
                               (UNAUDITED)
--------------------------------------------------------------------------------
                                                             MATTHEWS KOREA FUND
--------------------------------------------------------------------------------

                                        SHARES     VALUE
                                        ------- ------------
EQUITIES - SOUTH KOREA - 98.56%***
Comtec System Company, Ltd.**            20,300 $    537,024
Dae Duck Electronics Co.**               20,900    1,651,010
Daeduck Industries**                     39,000    2,149,417
Daesung Industrial Co.**                115,670    1,912,486
Daewoo Heavy Industries                 450,000    2,347,825
Dongwon Securities Co.                  231,640    1,204,301
Han Kuk Carbon Co., Ltd.**               45,356    2,085,867
Han Kuk Paper Manufacturing Co.**       160,290    1,452,720
Handsome Co., Ltd.**                     11,170      230,514
Hanjin Heavy Industry**                 550,910    3,016,003
Hankook Tire Manufacturing Co.           44,890    1,083,077
Hanmi Pharmaceutical Industrial Co.**    54,024    1,253,833
Hansol Paper Co.**                       70,000      414,084
Housing & Commercial Bank, Korea        232,290    1,578,946
Hyosung T & C Co., Ltd.**               188,980    1,724,312
Hyundai Electronics Industries Co.**     90,240    1,530,709
Hyundai Elevator Co.**                   20,000    1,028,781
Hyundai Merchant Marine**               385,100    2,546,894
Hyundai Mipo Dockyard Co.**              27,370      395,549
Hyundai Motor Co., Ltd.**                90,170    1,667,565
Keum Kang, Ltd.**                        90,150    1,457,415
Kolon Chemical Co.**                     62,060      950,091
Kookmin Bank**                          360,300    2,294,623
Korea Electric Power Corp.**            450,100    6,008,681
Korea Electric Terminal Co.**            20,960    1,090,998
Korean Air**                            427,220    2,438,266
Kyung Nam Bank**                        405,910    1,031,553
LG Cable & Machinery**                  480,610    2,266,195
LG Chemical, Ltd.**                     240,000    2,072,259
LG Electronics, Inc.**                  400,100    6,027,224
LG Information & Communication, Ltd.**   56,295    1,833,982
Lotte Chilsung Beverage Co.**            17,240      801,295
Lotte Confectionery Co.**                40,010    3,381,125
Medison Co., Ltd.**                      59,010    3,830,409
Mirae Co.                                20,000    2,706,674
Nong Shim Co., Ltd.                      32,990    1,177,781
Oriental Fire & Marine Insurance        250,640    1,341,453
Pacific Chemical Co.**                  177,130    1,974,136
Pohang Iron & Steel Co., Ltd.**          19,480      926,880
S1 Corp.**                               13,599    2,090,262
Samsung Display Devices Co.**            65,100    3,787,200
Samsung Electronics Co.**               120,470    6,971,470
Samsung Fire & Marine Insurance           6,500    1,751,377
Seoul City Gas Co., Ltd.**               77,060    1,986,666
Shinhung Co.**                           41,270      429,632
Shinsegae Department Store Co.          149,710    2,200,269
Sindo Ricoh Co.                          65,250    2,657,148
SK Corp.**                              345,190    3,065,066

                                                         SHARES       VALUE
                                                       ----------- ------------
SK Corp. GDR**                                             250,000 $    468,750
SK Telecom Co., Ltd.                                           464      158,947
Suheung Capsule                                             16,200    1,031,720
Young Poong Paper Manufacturing Co.                         42,110      350,702
                                                                   ------------
TOTAL EQUITIES
 (Cost $85,360,491)                                                 100,371,166
                                                                   ------------
                                                       FACE AMOUNT
                                                       -----------
INTERNATIONAL DOLLAR BONDS
 (NOTE 1-A) - 0.21%
Samsung Electronics Co.
 0.25%, 12/31/06                                          $210,000      215,775
                                                                   ------------
TOTAL INTERNATIONAL DOLLAR BONDS
 (Cost $198,221)                                                        215,775
                                                                   ------------
TOTAL INVESTMENTS - 98.77%
 (Cost $85,558,712*)                                                100,586,941
                                                                   ------------
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.23%                       1,255,568
                                                                   ------------
NET ASSETS - 100%                                                  $101,842,509
                                                                   ============

  * Cost for Federal income tax purposes is $85,558,712 and net unrealized appreciation consists of:
   Gross unrealized appreciation......................             $ 19,062,653
   Gross unrealized depreciation......................               (4,034,424)
                                                                   ------------
     Net unrealized appreciation......................             $ 15,028,229
                                                                   ============

 ** Non-income producing security
*** As a percentage of net assets as of February 28, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - SCHEDULE OF INVESTMENTS FEBRUARY 28, 1998
                               (UNAUDITED)
--------------------------------------------------------------------------------
                                              MATTHEWS DRAGON CENTURY CHINA FUND
--------------------------------------------------------------------------------

                                                          SHARES    VALUE
                                                          ------- ---------
EQUITIES - HONG KONG - 84.50%***
Beijing Datang Power Generation Co., Ltd.                 144,000 $  73,465
Beijing Enterprises Holdings, Ltd.**                       26,000    74,382
Catic Shenzhen Holdings, Ltd.**                           452,000    70,055
Cheung Kong Infrastructure Holdings                        50,000   154,020
China Resources Enterprise, Ltd.                           70,000   152,793
China Telecom (Hong Kong), Ltd.**                          80,000   145,173
China Vanke Co., Ltd. B Shares                             74,284    42,023
Citic Pacific, Ltd.                                        18,000    69,745
Eastern Communications Co., Ltd. B Shares                  68,000    70,720
First Tractor Co., Ltd.**                                 190,000   109,203
Founder Hong Kong, Ltd.**                                 230,000   176,752
Guangdong Electric Power Development Co., Ltd. B Shares   234,920   141,999
Guangdong Kelon Electric Holding                          134,000   149,707
Guangnan Holdings                                         198,000   140,653
Guangzhou Pharmaceutical Co., Ltd.**                      778,000   112,543
Huaneng Power International, Inc. ADR**                     2,700    66,488
Huangshan Tourism Development Co., Ltd. B Shares           84,000    67,200
Legend Holdings, Ltd.**                                   228,000    74,356
Nanjing Posts & Telecommunications Equipment Co., Ltd. B
 Shares**                                                 296,000   116,221
New World Infrastructure, Ltd.**                           60,000   158,864
Ng Fung Hong, Ltd.                                         68,000    72,018
Qingling Motors Co.                                       200,000    80,078
Shanghai Industrial Holdings, Ltd.                         37,000   160,569
Shanghai New Asia Group Co., Ltd.
 B Shares                                                 464,600   122,654
Shenzhen Chiwan Wharf Holdings, Ltd.
 B Shares                                                  75,300    22,174
Tianjin Development Holdings, Ltd.**                       74,000    71,682
Wuxi Little Swan Co., Ltd. B Shares                       142,000   172,399
Zhejiang Southeast Electric Power Co., Ltd. B Shares**    281,000   102,846
Zhenhai Refining & Chemical Co., Ltd.                     304,000   110,920
                                                                  ---------
TOTAL EQUITIES
 (Cost $2,876,104)                                                3,081,702
                                                                  ---------

                                                              SHARES   VALUE
                                                              ------ ----------
TOTAL INVESTMENTS - 84.50%
 (Cost $2,876,104*)                                                  $3,081,702
                                                                     ----------
CASH AND OTHER ASSETS, LESS LIABILITIES - 15.50%                        565,417
                                                                     ----------
NET ASSETS - 100%                                                    $3,647,119
                                                                     ==========

  * Cost for Federal income tax purposes is $2,876,104 and net unrealized appreciation consists of:
   Gross unrealized appreciation.............................        $  210,099
   Gross unrealized depreciation.............................            (4,501)
                                                                     ----------
     Net unrealized appreciation.............................        $  205,598
                                                                     ==========

 ** Non-income producing security
*** As a percentage of net assets as of February 28, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - STATEMENT OF ASSETS AND LIABILITIES
                         FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             MATTHEWS
                                               ASIAN                    MATTHEWS
                                MATTHEWS    CONVERTIBLE                  DRAGON
                                 PACIFIC    SECURITIES     MATTHEWS     CENTURY
                               TIGER FUND      FUND       KOREA FUND   CHINA FUND
                               -----------  -----------  ------------  ----------
ASSETS
 Investments, at value (Cost
  $67,732,547, $5,146,149,
  $85,558,712 and $2,876,104,
  respectively)..............  $64,019,494  $4,381,585   $100,586,941  $3,081,702
 Cash........................    2,204,469     170,063      2,129,863   1,665,447
 Dividends and interest
  receivable.................       26,034      33,336         33,661       2,654
 Receivable for securities
  sold.......................            0           0        308,448           0
 Receivable for capital
  shares sold................    2,148,681     113,119      1,397,862      43,085
 Deferred organization
  costs......................       10,352      10,352          6,092      11,947
 Due from Advisor............            0       3,487              0           0
 Other assets................       20,171       1,116         44,385      24,385
                               -----------  ----------   ------------  ----------
 Total assets................   68,429,201   4,713,058    104,507,252   4,829,220
                               -----------  ----------   ------------  ----------
LIABILITIES
 Payable for securities
  purchased..................      251,557           0        770,343   1,145,903
 Payable for capital shares
  redeemed...................    1,484,148      22,314      1,713,348           0
 Due to Advisor..............       79,827           0        179,632      35,271
 Accrued expenses............       22,709       9,021              0         927
 Accrued distribution
  expense....................           50           0          1,420           0
                               -----------  ----------   ------------  ----------
 Total liabilities...........    1,838,291      31,335      2,664,743   1,182,101
                               -----------  ----------   ------------  ----------
NET ASSETS...................  $66,590,910  $4,681,723   $101,842,509  $3,647,119
                               ===========  ==========   ============  ==========
CLASS I SHARES:
 Net assets (Applicable to
  8,649,966, 547,277,
  31,132,867 and 343,860
  shares of beneficial
  interest issued and
  outstanding, respectively,
  unlimited number of shares
  authorized with a $0.001
  par value).................  $66,295,120  $4,681,723   $ 94,044,921  $3,647,119
                               ===========  ==========   ============  ==========
 Net asset value, offering
  price and redemption price
  per Class I share..........  $      7.66  $     8.55   $       3.02  $    10.61
                               ===========  ==========   ============  ==========
CLASS A SHARES:*
 Net assets (Applicable to
  38,600, 2,582,677, and 0
  shares of beneficial
  interest issued and
  outstanding, respectively,
  unlimited number of shares
  authorized with a $0.001
  par value).................  $   295,790         N/A   $  7,797,588  $        0
                               ===========  ==========   ============  ==========
 Net asset value and
  redemption price per Class
  A share....................  $      7.66         N/A   $       3.02          NA
                               ===========  ==========   ============  ==========
 Offering price per Class A
  share (Net asset value /
  0.9505)....................  $      8.06         N/A   $       3.18          NA
                               ===========  ==========   ============  ==========
NET ASSETS CONSIST OF:
 Capital paid-in.............  $77,318,114  $5,929,180   $ 97,484,230  $3,440,935
 Accumulated undistributed
  net investment income
  (loss).....................     (219,267)     (1,003)      (997,019)        677
 Accumulated net realized
  loss on investments........   (6,793,044)   (481,890)    (9,673,196)          0
 Net unrealized appreciation
  (depreciation) on
  investments and foreign
  currency related
  transactions...............   (3,714,893)   (764,564)    15,028,494     205,507
                               -----------  ----------   ------------  ----------
                               $66,590,910  $4,681,723   $101,842,509  $3,647,119
                               ===========  ==========   ============  ==========

* At February 28, 1998, the Matthews Asian Convertible Securities Fund did not offer Class A shares.
N/A Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - STATEMENT OF OPERATIONS FOR THE PERIOD ENDED
                         FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                             MATTHEWS                 MATTHEWS
                                MATTHEWS       ASIAN                   DRAGON
                                PACIFIC     CONVERTIBLE   MATTHEWS    CENTURY
                                 TIGER      SECURITIES      KOREA      CHINA
                                  FUND         FUND         FUND        FUND
                              ------------  -----------  -----------  --------
INVESTMENT INCOME:
 Dividends (net of foreign
  tax withheld of
  $23,497, $0, $4,719 and
  $0, respectively) ......... $    280,694  $    21,629  $    24,547  $      0
 Interest....................       50,381       27,730       48,531     2,654
                              ------------  -----------  -----------  --------
   Total investment income...      331,075       49,359       73,078     2,654
                              ------------  -----------  -----------  --------
EXPENSES:
 Investment advisory fees....      203,625       24,982      179,737       743
 Recovery of reimbursed
  expenses...................       18,717            0      161,389         0
 Distribution expenses.......           72            0        1,861         0
 Transfer agent fees.........       24,740        9,839       22,359       500
 Administration fees.........        9,803        9,246       10,289       694
 Accounting fees.............       17,859       10,000       10,565       694
 Professional fees...........       16,332        2,084        9,634       312
 Custodian fees..............       57,160        7,453       29,664       175
 Directors fees..............        2,480        2,480        2,480       104
 Insurance expense...........        4,894          596        1,367         0
 Amortization of
  organization costs.........        3,339        3,339        1,549        53
 Printing expense............        7,266          744        6,019        63
 Registration expenses.......       19,031        7,128       16,784     1,148
 Other expenses..............        2,480          199          496        10
                              ------------  -----------  -----------  --------
   Total expenses............      387,798       78,090      454,193     4,496
 Expenses reimbursed and
  waived.....................         (833)     (30,624)      (3,415)   (3,011)
                              ------------  -----------  -----------  --------
   Net expenses..............      386,965       47,466      450,778     1,485
                              ------------  -----------  -----------  --------
NET INVESTMENT INCOME
 (LOSS)......................      (55,890)       1,893     (377,700)    1,169
                              ------------  -----------  -----------  --------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY RELATED
 TRANSACTIONS:
 Net realized loss on
  investments................   (7,170,182)    (533,395)  (9,027,844)        0
 Net realized loss on
  foreign currency related
  transactions...............     (272,772)      (2,896)    (619,319)     (492)
 Net change in unrealized
  appreciation
  (depreciation) on
  investments and foreign
  currency related
  transactions...............   (2,555,333)    (976,770)  15,742,724   205,507
                              ------------  -----------  -----------  --------
 Net realized loss and
  unrealized appreciation
  (depreciation) on
  investments and foreign
  currency related
  transactions...............   (9,998,287)  (1,513,061)   6,095,561   205,015
                              ------------  -----------  -----------  --------
NET INCREASE (DECREASE) IN
 NET ASSETS FROM OPERATIONS
 ............................ $(10,054,177) $(1,511,168) $ 5,717,861  $206,184
                              ============  ===========  ===========  ========

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              MATTHEWS PACIFIC       MATTHEWS ASIAN CONVERTIBLE
                                 TIGER FUND                SECURITIES FUND
                          -------------------------  ----------------------------
                           SIX MONTHS                  SIX MONTHS
                             ENDED         YEAR          ENDED           YEAR
                          FEBRUARY 28,     ENDED      FEBRUARY 28,      ENDED
                              1998      AUGUST 31,        1998        AUGUST 31,
                          (UNAUDITED)      1997       (UNAUDITED)        1997
                          ------------  -----------  --------------  ------------
OPERATIONS:
 Net investment income
  (loss)................  $    (55,890) $   109,773  $       1,893   $     44,739
 Net realized gain
  (loss) on investments
  and foreign currency
  related transactions..    (7,442,954)     376,659       (536,291)       308,176
 Net change in
  unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency
  related transactions..    (2,555,333)  (1,348,057)      (976,770)       221,863
                          ------------  -----------  -------------   ------------
 Net increase (decrease)
  in net assets from
  operations............   (10,054,177)    (861,625)    (1,511,168)       574,778
                          ------------  -----------  -------------   ------------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income:
 Class I................             0      (19,824)             0        (44,739)
 Class A................             0            0            N/A            N/A
 Realized gains on
  investments:
 Class I................             0      (69,727)      (252,306)       (86,133)
 Class A................             0            0            N/A            N/A
                          ------------  -----------  -------------   ------------
 Net decrease in net
  assets resulting from
  distributions ........             0      (89,551)      (252,306)      (130,872)
                          ------------  -----------  -------------   ------------
CAPITAL SHARE
 TRANSACTIONS (NET):
 Class I................    32,733,497   27,450,272        279,205      2,449,726
 Class A................       264,437            0              0              0
                          ------------  -----------  -------------   ------------
 Increase in net assets
  derived from capital
  share transactions....    32,997,934   27,450,272        279,205      2,449,726
                          ------------  -----------  -------------   ------------
 Total increase
  (decrease) in net
  assets................    22,943,757   26,499,096     (1,484,269)     2,893,632
NET ASSETS:
 Beginning of period....    43,647,153   17,148,057      6,165,992      3,272,360
                          ------------  -----------  -------------   ------------
 End of period
  (including
  undistributed net
  investment income
  (loss) of ($219,267),
  $109,395, ($1,003),
  $0, respectively).....  $ 66,590,910  $43,647,153  $   4,681,723   $  6,165,992
                          ============  ===========  =============   ============

  * The Fund commenced operations on February 19, 1998.
N/A Not Applicable

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     MATTHEWS
                                            MATTHEWS KOREA        DRAGON CENTURY
                                                 FUND               CHINA FUND
                                       -------------------------  --------------
                                        SIX MONTHS                    PERIOD
                                          ENDED         YEAR          ENDED
                                       FEBRUARY 28,     ENDED      FEBRUARY 28,
                                           1998      AUGUST 31,       1998 *
                                       (UNAUDITED)      1997       (UNAUDITED)
                                       ------------  -----------  --------------
OPERATIONS:
 Net investment income (loss)........  $   (377,700) $  (106,541)   $    1,169
 Net realized gain (loss) on
  investments and foreign currency
  related transactions...............    (9,647,163)    (449,242)         (492)
 Net change in unrealized
  appreciation (depreciation) on
  investments and foreign currency
  related transactions...............    15,742,724     (175,375)      205,507
                                       ------------  -----------    ----------
 Net increase (decrease) in net
  assets from operations.............     5,717,861     (731,158)      206,184
                                       ------------  -----------    ----------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
 Net investment income:
 Class I.............................             0            0             0
 Class A.............................             0            0             0
 Realized gains on investments:
 Class I.............................             0            0             0
 Class A.............................             0            0             0
                                       ------------  -----------    ----------
 Net decrease in net assets resulting
  from distributions.................             0            0             0
                                       ------------  -----------    ----------
CAPITAL SHARE TRANSACTIONS (NET):
 Class I.............................    69,777,414   17,365,849     3,440,935
 Class A.............................     6,991,213            0             0
                                       ------------  -----------    ----------
 Increase in net assets derived from
  capital share transactions.........    76,768,627   17,365,849     3,440,935
                                       ------------  -----------    ----------
 Total increase (decrease) in net
  assets.............................    82,486,488   16,634,691     3,647,119
NET ASSETS:
 Beginning of period.................    19,356,021    2,721,330             0
                                       ------------  -----------    ----------
 End of period (including
  undistributed net investment income
  (loss) of ($997,019), $0 and $677,
  respectively)......................  $101,842,509  $19,356,021    $3,647,119
                                       ============  ===========    ==========

  * The Fund commenced operations on February 19, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                               MATTHEWS PACIFIC
                                                  TIGER FUND
                          ------------------------------------------------------------------
                             PERIOD           SIX MONTHS
                             ENDED              ENDED          YEAR       YEAR      PERIOD
                          FEBRUARY 28,       FEBRUARY 28,     ENDED      ENDED      ENDED
                            1998 /5/             1998       AUGUST 31, AUGUST 31, AUGUST 31,
                                 (UNAUDITED)                   1997       1996     1995 /4/
                          -------------------------------   ---------- ---------- ----------
                            CLASS A            CLASS I       CLASS I    CLASS I    CLASS I
                          ------------       ------------   ---------- ---------- ----------
Net Asset Value,
 beginning of period....    $  10.84           $  11.30      $ 10.81    $   9.77   $ 10.00
                            --------           --------      -------    --------   -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income..      (0.05)              (0.05)        0.02        0.01      0.02
 Net realized gain
  (loss) and unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency......       (3.13)             (3.59)        0.50        1.03     (0.23)
                            --------           --------      -------    --------   -------
   Total from investment
    operations..........       (3.18)             (3.64)        0.52        1.04     (0.21)
                            --------           --------      -------    --------   -------
 LESS DISTRIBUTIONS
  FROM:
 Net investment income..        0.00               0.00        (0.01)       0.00     (0.02)
 Net realized gains on
  investments...........        0.00               0.00        (0.02)       0.00      0.00
                            --------           --------      -------    --------   -------
   Total distributions..        0.00               0.00        (0.03)       0.00     (0.02)
                            --------           --------      -------    --------   -------
Net Asset Value, end of
 period.................    $   7.66           $   7.66      $ 11.30    $  10.81   $  9.77
                            ========           ========      =======    ========   =======
TOTAL RETURN............     (29.34%)/1/,/3/    (32.21%)/2/    4.75%      10.64%    (2.07%)/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in 000's).....    $    296           $ 66,295      $43,647    $ 17,148   $ 1,082
 Ratio of expenses to
  average net assets
  before reimbursement
  and waiver of expenses
  by Advisor and
  Administrator.........       2.09%/1/           1.90%/1/     1.97%       4.35%    25.95%/1/
 Ratio of expenses to
  average net assets
  after reimbursement
  and waiver of expenses
  by Advisor and
  Administrator (Note
  2)....................       2.09%/1/           1.90%/1/     1.90%       1.90%     2.17%/1/
 Ratio of net investment
  income (loss) to
  average net assets
  before reimbursement
  and waiver of expenses
  by Advisor and
  Administrator.........      (0.47%)/1/         (0.28%)/1/    0.20%      (2.13%)  (23.41%)/1/
 Ratio of net investment
  income (loss) to
  average net assets
  after reimbursement
  and waiver of expenses
  by Advisor and
  Administrator.........      (0.47%)/1/         (0.28%)/1/    0.27%       0.32%     0.36%/1/
 Portfolio turnover.....      34.44%/2/          34.44%/2/    70.73%     124.69%    92.53%/2/
 Average commission rate
  paid..................    $ 0.0033           $ 0.0033      $0.0065    $ 0.0064       N/A

 /1/Annualized
 /2/Not annualized

 /3/Total return calculation does not reflect sales load.
 /4/Class I commenced operations on September 13, 1994.
 /5/Class A commenced operations on October 9, 1997.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                      MATTHEWS ASIAN CONVERTIBLE
                                           SECURITIES FUND
                            -------------------------------------------------
                             SIX MONTHS
                               ENDED           YEAR       YEAR      PERIOD
                            FEBRUARY 28,      ENDED      ENDED       ENDED
                                1998        AUGUST 31, AUGUST 31, AUGUST 31,
                            (UNAUDITED)        1997       1996     1995 /3/
                            ------------    ---------- ---------- -----------
Net Asset Value, beginning
 of period................   $   11.71       $ 10.53    $  9.88   $     10.00
                             ---------       -------    -------   -----------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income....        0.00          0.10       0.25          0.23
 Net realized gain (loss)
  and unrealized
  appreciation
  (depreciation) on
  investments and foreign
  currency................       (2.68)         1.42       0.75         (0.14)
                             ---------       -------    -------   -----------
   Total from investment
    operations............       (2.68)         1.52       1.00          0.09
                             ---------       -------    -------   -----------
 LESS DISTRIBUTIONS FROM:
 Net investment income....        0.00         (0.10)     (0.26)        (0.21)
 Net realized gains on
  investments.............       (0.48)        (0.24)     (0.09)         0.00
                             ---------       -------    -------   -----------
   Total distributions....       (0.48)        (0.34)     (0.35)        (0.21)
                             ---------       -------    -------   -----------
Net Asset Value, end of
 period...................   $    8.55       $ 11.71    $ 10.53   $      9.88
                             =========       =======    =======   ===========
TOTAL RETURN..............     (22.59%)/2/    14.67%     10.24%      0.89%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period
  (in 000's)..............   $   4,682       $ 6,166    $ 3,272   $       863
 Ratio of expenses to
  average net assets
  before reimbursement and
  waiver of expenses by
  Advisor and
  Administrator...........    3.13%/1/         4.45%      8.73%     23.11%/1/
 Ratio of expenses to
  average net assets after
  reimbursement and waiver
  of expenses by Advisor
  and Administrator (Note
  2)......................    1.90%/1/         1.90%      1.85%      2.26%/1/
 Ratio of net investment
  loss to average net
  assets before
  reimbursement and waiver
  of expenses by Advisor
  and Administrator.......      (1.15%)/1/   (1.55%)    (4.13%)       (18.68%)/1/
 Ratio of net investment
  income (loss) to average
  net assets after
  reimbursement and waiver
  of expenses by Advisor
  and Administrator.......    0.08%/1/         1.00%      2.75%      2.17%/1/
 Portfolio turnover.......   30.62%/2/        50.20%     88.16%    121.63%/2/
 Average commission rate
  paid....................   $  0.0050       $0.0077    $0.0020           N/A

 /1/ Annualized
 /2/ Not annualized
 /3/ The Fund commenced operations on September 13, 1994.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                                   MATTHEWS DRAGON
                                                MATTHEWS KOREA                                      CENTURY CHINA
                                                     FUND                                               FUND
                          ---------------------------------------------------------------------    ---------------
                             PERIOD           SIX MONTHS                                               PERIOD
                             ENDED              ENDED          YEAR          YEAR      PERIOD           ENDED
                          FEBRUARY 28,       FEBRUARY 28,     ENDED         ENDED      ENDED        FEBRUARY 28,
                            1998 /6/             1998       AUGUST 31,    AUGUST 31, AUGUST 31,       1998 /7/
                                 (UNAUDITED)                   1997          1996     1995 /5/       (UNAUDITED)
                          -------------------------------   ----------    ---------- ----------    ---------------
                            CLASS A            CLASS I       CLASS I       CLASS I    CLASS I          CLASS I
                          ------------       ------------   ----------    ---------- ----------    ---------------
Net Asset Value,
 beginning of period....    $   5.32           $   6.19      $   7.23      $   9.13   $  10.00         $ 10.00
                            --------           --------      --------      --------   --------         -------
 INCOME FROM INVESTMENT
  OPERATIONS
 Net investment income
  (loss)................       (0.03)             (0.03)        (0.04)/4/     (0.07)      0.08            0.00
 Net realized gain
  (loss) and unrealized
  appreciation
  (depreciation) on
  investments and
  foreign currency......       (2.27)             (3.14)        (1.00)/4/     (1.75)     (0.95)           0.61
                            --------           --------      --------      --------   --------         -------
   Total from investment
    operations..........       (2.30)             (3.17)        (1.04)        (1.82)     (0.87)           0.61
                            --------           --------      --------      --------   --------         -------
 LESS DISTRIBUTIONS
  FROM:
 Net investment income..        0.00               0.00          0.00          0.00       0.00            0.00
 Net realized gains on
  investments...........        0.00               0.00          0.00         (0.08)      0.00            0.00
                            --------           --------      --------      --------   --------         -------
   Total distributions..        0.00               0.00          0.00         (0.08)      0.00            0.00
                            --------           --------      --------      --------   --------         -------
Net Asset Value, end of
 period.................    $   3.02           $   3.02      $   6.19      $   7.23   $   9.13         $ 10.61
                            ========           ========      ========      ========   ========         =======
TOTAL RETURN............     (43.23%)/1/,/3/    (51.21%)/2/   (14.38%)      (20.11%)    (8.70%)/2/       6.10%/2/
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in 000's).....    $  7,798           $ 94,045      $ 19,356      $  2,721   $    504         $ 3,647
 Ratio of expenses to
  average net assets
  before reimbursement
  and waiver of expenses
  by Advisor and
  Administrator.........       2.71% /1/          2.52% /1/     2.90%        11.36%     42.87% /1/       6.05% /1/
 Ratio of expenses to
  average net assets
  after reimbursement
  and waiver of expenses
  by Advisor and
  Administrator (Note
  2)....................       2.69% /1/          2.50% /1/     2.50%         2.23%      0.24% /1/       2.00% /1/
 Ratio of net investment
  loss to average net
  assets before
  reimbursement and
  waiver of expenses by
  Advisor and
  Administrator.........      (2.31%)/1/         (2.12%)/1/    (1.81%)      (10.44%)   (41.79%)/1/      (2.48%)/1/
 Ratio of net investment
  income (loss) to
  average net assets
  after reimbursement
  and waiver of expenses
  by Advisor and
  Administrator.........      (2.29%)/1/         (2.10%)/1/    (1.41%)       (1.31%)     0.84% /1/       1.57% /1/
 Portfolio turnover.....      36.19% /2/         36.19%/2/    112.68%       139.71%     42.16% /2/       0.00% /2/
 Average commission rate
  paid..................    $ 0.0491           $ 0.0491      $ 0.0911      $ 0.1397        N/A         $0.0022

  /1/Annualized.
  /2/Not annualized.
  /3/Total return calculation does not reflect sales load.

  /4/Calculated using the average shares method.
  /5/The Korea Fund Class I commenced operations on January 3, 1995.
  /6/The Korea Fund Class A commenced operations on October 9, 1997.
  /7/The Dragon Century China Fund Class I commenced operations on February 19, 1998.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - NOTES TO FINANCIAL STATEMENTS
                         FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Matthews International Funds (the "Company") is an open-end investment management company registered under the Investment Company Act of 1940, as amended, as a series company. The Company currently consists of four separate investment series (each a "Fund" and collectively, the "Funds"): Matthews Pacific Tiger Fund, Matthews Asian Convertible Securities Fund, Matthews Korea Fund and Matthews Dragon Century China Fund. The Matthews Pacific Tiger Fund, Matthews Korea Fund and Matthews Dragon Century China Fund currently offer two classes of shares: Class I shares and Class A shares. The classes offered have different sales charges and other expenses which may affect performance. At February 28, 1998, the Matthews Dragon Century China Fund Class A shares had no assets. The Matthews Pacific Tiger Fund, Matthews Korea Fund and Matthews Dragon Century China Fund seek to maximize capital appreciation by investing, under normal circumstances, at least 65% of their total assets in equity securities of Pacific Tiger economies, South Korean companies and Chinese companies, respectively. Pacific Tiger economies include Hong Kong, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand and China. The Matthews Asian Convertible Securities Fund seeks capital appreciation and current income by investing, under normal circumstances, at least 65% of its total assets in convertible securities of Asian economies. Asian economies include Hong Kong, Japan, Singapore, South Korea, Taiwan, Indonesia, Malaysia, the Philippines, Thailand, China and India. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

 A. SECURITY VALUATION: Securities listed on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. All other securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

 The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. International dollar bonds are issued offshore, pay interest and principal in U.S. dollars, and are denominated in U.S. dollars.

 Portfolio securities traded on a foreign exchange are generally valued at the respective current prevailing exchange rates. The securities' values are translated into U.S. dollars using these rates. If subsequent to the time a rate has been established and it has been determined to have materially changed, the fair value of those securities, (considering the changing conditions) will be determined by (or under the direction of) the Funds' Board of Trustees.

 B. RISKS ASSOCIATED WITH FOREIGN SECURITIES: Investments by the Funds in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign withholding tax on the interest income payable on such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - NOTES TO FINANCIAL STATEMENTS
                         FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 C. FEDERAL INCOME TAXES: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended February 28, 1998. Therefore, no Federal income tax provision is required.

 D. DETERMINATION OF GAINS OR LOSSES ON SALES OF SECURITIES: Gains or losses on the sale of securities are determined on the identified cost basis.

 E. ORGANIZATION COSTS: Organization costs are being amortized on a straight-line basis over five years from each Fund's respective commencement of operations. In the event that any of the initial shares are redeemed during the period of amortization of the Funds' organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

 F. DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of Matthews Asian Convertible Securities Fund to distribute net investment income on a semi-annual basis and capital gains, if any, annually. Matthews Pacific Tiger Fund, Matthews Korea Fund and Matthews Dragon Century China Fund distribute net investment income and capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes.

 G. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

 H. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Interest income is recorded on the accrual basis and dividend income on the ex-dividend date.

 I. CAPITAL SHARE TRANSACTIONS: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:

                                                     MATTHEWS
                                                PACIFIC TIGER FUND
                         ----------------------------------------------------------------------
                                             CLASS I                              CLASS A
                         --------------------------------------------------  ------------------
                            SIX MONTHS ENDED             YEAR ENDED            PERIOD ENDED
                            FEBRUARY 28, 1998          AUGUST 31, 1997       FEBRUARY 28, 1998
                         ------------------------  ------------------------  ------------------
                           SHARES       AMOUNT       SHARES       AMOUNT     SHARES    AMOUNT
                         ----------  ------------  ----------  ------------  -------- ---------
Shares sold               8,287,690  $ 61,975,194   3,849,789  $ 46,641,829   38,600  $ 264,437
Shares issued through
 reinvestment of divi-
 dends..................          0             0       6,471        82,965        0          0
Shares redeemed......... (3,498,729)  (29,241,697) (1,581,884)  (19,274,522)      (0)        (0)
                         ----------  ------------  ----------  ------------  -------  ---------
Net increase............  4,788,961  $ 32,733,497   2,274,376  $ 27,450,272   38,600  $ 264,437
                         ==========  ============  ==========  ============  =======  =========
                                            MATTHEWS
                                        ASIAN CONVERTIBLE
                                         SECURITIES FUND
                         --------------------------------------------------
                            SIX MONTHS ENDED             YEAR ENDED
                            FEBRUARY 28, 1998          AUGUST 31, 1997
                         ------------------------  ------------------------
                           SHARES       AMOUNT       SHARES       AMOUNT
                         ----------  ------------  ----------  ------------
Shares sold.............    322,241  $  2,924,611     348,345  $  3,949,981
Shares issued through
 reinvestment of divi-
 dends..................     25,588       204,964       8,922        99,805
Shares redeemed.........   (327,003)   (2,850,370)   (141,726)   (1,600,060)
                         ----------  ------------  ----------  ------------
Net increase............     20,826  $    279,205     215,541  $  2,449,726
                         ==========  ============  ==========  ============

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - NOTES TO FINANCIAL STATEMENTS
                         FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                        MATTHEWS
                                                       KOREA FUND
                         ---------------------------------------------------------------------------
                                             CLASS I                                 CLASS A
                         ---------------------------------------------------  ----------------------
                             SIX MONTHS ENDED             YEAR ENDED              PERIOD ENDED
                            FEBRUARY 28, 1998           AUGUST 31, 1997         FEBRUARY 28, 1998
                         -------------------------  ------------------------  ----------------------
                           SHARES        AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT
                         -----------  ------------  ----------  ------------  ---------  -----------
Shares sold.............  47,423,642  $126,867,275   4,805,699  $ 30,420,501  2,942,757  $ 8,009,591
Shares issued through
 reinvestment of divi-
 dends..................           0             0           0             0          0            0
Shares redeemed......... (19,416,430)  (57,089,861) (2,056,201)  (13,054,652)  (360,080)  (1,018,378)
                         -----------  ------------  ----------  ------------  ---------  -----------
Net increase............  28,007,212  $ 69,777,414   2,749,498  $ 17,365,849  2,582,677  $ 6,991,213
                         ===========  ============  ==========  ============  =========  ===========
                                             MATTHEWS
                                          DRAGON CENTURY
                                            CHINA FUND
                         ---------------------------------------------------
                             SIX MONTHS ENDED             YEAR ENDED
                            FEBRUARY 28, 1998           AUGUST 31, 1997
                         -------------------------  ------------------------
                           SHARES        AMOUNT       SHARES       AMOUNT
                         -----------  ------------  ----------  ------------
Shares sold.............     347,987  $  3,482,167           0  $          0
Shares issued through
 reinvestment of divi-
 dends..................           0             0           0             0
Shares redeemed.........      (4,127)      (41,232)         (0)           (0)
                         -----------  ------------  ----------  ------------
Net increase............     343,860  $  3,440,935           0  $          0
                         ===========  ============  ==========  ============

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Matthews International Capital Management (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Advisor charges the Funds a monthly fee of 1/12 of 1% on each Fund's respective average daily net assets. Certain officers and trustees of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Investment advisory fees and other transactions with affiliates, for the period ended February 28, 1998, are as follows:

                                                          EXPENSES
                         INVESTMENT  VOLUNTARY           WAIVED AND
                          ADVISORY    EXPENSE   ADVISORY REIMBURSED DUE FROM   DAEWOO
                          FEE RATE  LIMITATION*   FEES   BY ADVISOR ADVISOR  SECURITIES
                         ---------- ----------- -------- ---------- -------- ----------
Matthews Pacific Tiger
 Fund...................    1.00%      1.90%    $203,625  $   833    $    0       --
Matthews Asian Convert-
 ible Securities Fund...    1.00       1.90       24,982   30,624     3,487       --
Matthews Korea Fund.....    1.00       2.50      179,737    3,415         0   $81,604+
Matthews Dragon Century
 China Fund.............    1.00       2.00          743    3,011         0       --

+ Daewoo Securities is the affiliated broker for the Fund. This amount is the affiliated brokerage commissions paid.
* For Funds offering Class A shares, the voluntary expense limitation would include an additional 0.25% for Class A Distributor fees.

The investment advisory agreements provide that any reductions made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years provided that Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations.

--------------------------------------------------------------------------------
MATTHEWS INTERNATIONAL FUNDS - NOTES TO FINANCIAL STATEMENTS
                         FEBRUARY 28, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. DISTRIBUTOR FEES AND CLASS SPECIFIC EXPENSES

FPS Broker Services, Inc. (the "Underwriter") serves as the Funds' Distributor pursuant to an Underwriting Agreement. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Pacific Tiger Fund Class A, the Korea Fund Class A and the Dragon Century China Fund Class A, have adopted a Plan of Distribution (the "Plan"). The Plan permits the participating Funds to pay certain expenses associated with the distribution of their shares. Under the Plan, each Fund offering Class A shares may pay actual expenses not exceeding, on an annual basis, 0.25% of each participating Fund's Class A average daily net assets. The Pacific Tiger Fund Class I, the Asian Convertible Securities Fund, the Korea Fund Class I and the Dragon Century China Fund Class I do not have a distribution plan.

For the period ended February 28, 1998, the class specific expenses were as follows:

                                                                   MATTHEWS
                              MATTHEWS PACIFIC     MATTHEWS     DRAGON CENTURY
                                 TIGER FUND       KOREA FUND      CHINA FUND
                              ----------------- --------------- ---------------
                              CLASS I  CLASS A  CLASS I CLASS A CLASS I CLASS A
                              -------- -------- ------- ------- ------- -------
Transfer Agent fees.......... $ 22,677 $ 2,063  $20,110 $2,249   $500     $ 0
Registration expenses........      N/A     N/A   14,786  1,998    N/A     N/A
Printing expenses............  5,456    1,810     2,380  3,639     63       0

4. INVESTMENT TRANSACTIONS

Investment transactions for the period ended February 28, 1998, excluding temporary short-term investments, were as follows:

                                                 PURCHASES  PROCEEDS FROM SALES
                                                ----------- -------------------
Matthews Pacific Tiger Fund.................... $47,109,856     $14,163,050
Matthews Asian Convertible Securities Fund.....   1,465,947       1,766,620
Matthews Korea Fund............................  88,771,203      14,159,874
Matthews Dragon Century China Fund.............   2,876,104               0

The Funds invest excess cash in interest bearing deposits at The Bank of New
York.

5. CAPITAL LOSS CARRYOVER

At August 31, 1997, the Matthews Korea Fund had a capital loss carryover of $78,721, which expires in 2004, to offset possible future capital gains of the Fund.

--------------------------------------------------------------------------------
Directors and Officers                             [ARTWORK APPEARS HERE]
--------------------------------------------------------------------------------

                               BOARD OF TRUSTEES
                               G. Paul Matthews
                                John H. Dracott
                               Richard K. Lyons
                              Robert K. Connolly
                                Dong Wook Park
                             David FitzWilliam-Lay
                              Norman J. Berryessa

                                   OFFICERS
                               G. Paul Matthews
                                John H. Dracott
                              Brian B. Stableford

                              INVESTMENT ADVISOR
                Matthews International Capital Management, LLC
                       655 Montgomery Street, Suite 1438
                            San Francisco, CA 94111
                                (800) 789-ASIA

                                KOREAN ADVISOR
                      Daewoo Capital Management Co., Ltd.
                        34-3, Yoido-dong, Yungdungpo-gu
                             Seoul, 150-010 Korea

                                  UNDERWRITER
                           FPS Broker Services, Inc.
                              3200 Horizon Drive
                                P.O. Box 61503
                           King of Prussia, PA 19406
                                (800) 892-0382

                             SHAREHOLDER SERVICES
                   First Data Investor Services Group, Inc.
                              3200 Horizon Drive
                           King of Prussia, PA 19406
                                (800) 892-0382

                                   CUSTODIAN
                             The Bank of New York
                             90 Washington Street
                              New York, NY 10286

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker LLP
                       345 California Street, 29th Floor
                            San Francisco, CA 94104

                                   AUDITORS
                               Ernst & Young LLP
                       555 California Street, Suite 1700
                            San Francisco, CA 94104

                     For Additional Information about the
                      Matthews International Funds call:
                                (800) 789.ASIA


This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

                            [ARTWORK APPEARS HERE]

                                                              MATTHEWS
                                                         INTERNATIONAL FUNDS


    INVESTING IN THE DRAGON CENTURY...

    MATTHEWS PACIFIC TIGER FUND

    Seeking long-term growth through a diversified portfolio of Asian Tiger companies. With an emphasis on research intensive, "bottom-up" stock selection, the portfolio focuses on quality companies with superior earnings growth and below-average market valuations.


    MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

    Introducing a new asset class, the Fund seeks to participate in the Tiger equity markets with the reduced volatility historically found in convertible bonds.

    MATTHEWS KOREA FUND

    A unique, open-ended, single-country fund allowing focused participation in the world's 11th largest economy.

    MATTHEWS DRAGON CENTURY CHINA FUND

    This single-country fund allows investors to participate in one of the fastest growing economies in the world. The fund seeks to identify quality companies that are well-positioned to participate in China's emergence into the global marketplace.


                       [GRAPHIC OF DRAGON APPEARS HERE]


   MATTHEWS PACIFIC TIGER FUND

   MATTHEWS ASIAN CONVERTIBLE SECURITIES FUND

   MATTHEWS KOREA FUND

   MATTHEWS DRAGON CENTURY CHINA FUND




                         MATTHEWS INTERNATIONAL FUNDS

                        655 Montgomery Street, Suite 1438
                             San Francisco, CA 94111
                              1.800.789.ASIA (2742)
                                www.micfunds.com
                            e-mail: asia@micfunds.com

                    Distributed by FPS Broker Services, Inc.,
             3200 Horizon Drive, King of Prussia, Pennsylvania 19406


                                                              SEMI-ANNUAL REPORT